Commitments and Contingencies (Tables)	12 Months Ended
Sep. 27, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases

Future minimum lease payments for the next five fiscal years as of September 27, 2013 are as follows (in thousands):

2014	$3,408
2015	3,027
2016	2,867
2017	2,636
2018	1,796
Thereafter	5,964

Total minimum lease payments	$19,698

Schedule of Changes in Estimated Fair Value of Asset Retirement Obligations
A summary of the changes in the estimated fair values of the asset retirement obligations is as follows (in thousands):

	Fiscal Years
	2013	2012	2011
Balance — beginning of year	$1,074	$913	$1,819
Payments	(1,403)	(41)	(705)
Accretion expense and settlements	1,323	202	(201)

Balance — end of year	$994	$1,074	$913